Segmented information (Tables)	12 Months Ended
Nov. 30, 2022
Segmented information
Schedule Of Revenue From External Customers And Long-lived Assets, By Geographical Areas
	November 30,	November 30,	November 30,
	2022	2021	2020
	$	$	$
Revenue
United States	29,682	-	1,401,517
Canada	19,068	-	-
Other	16,978	-	-
	65,728	-	1,401,517

Total assets
Canada	1,432,032	2,096,425	3,387,055

Total property and equipment
Canada	788,050	994,109	1,770,137